Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 253,511,453.70
Previously Paid Amount	0.00
Total Fee Amount	22,055.50
Total Offset Amount	0.00
Net Fee	22,055.50
Narrative - Max Aggregate Offering Price	$ 253,511,453.70
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true